United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 12b-25

Notification of Late Filing

(Amendment No. 0)*

OMB Number 3235-0058	SEC File Number 000-50266	CUSIP Number NONE
(Check one):	Form 10-K	Form 20-F	Form 11-K	√	Form 10-Q	Form 10-D	Form N-SAR
Form N-CSR
	For Period Ended:	September 30, 2015
Transition Report on Form 10-K
Transition Report on Form 20-F
Transition Report on Form 11-K
Transition Report on Form 10-Q
Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Part I - Registrant Information

TRINITY CAPITAL CORP
Full Name of Registrant

Former Name if Applicable
1200 Trinity Drive
Address of Principal Executive Office (Street and Number)
Los Alamos, New Mexico 87544
City, State and Zip Code

Part II - Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.(Check box if appropriate.)

√	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.
	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III - Narrative

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q,10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Trinity Capital Corporation (the "Company") was unable to file its Quarterly Report on Form 10-Q for the quarter ended September 30, 2015 within the prescribed time period. As discussed in the Company's Current Reports on Form 8-K filed with the Securities and Exchange Commission on November 13, 2012, April 26, 2013, December 27, 2013, and October 27, 2014, the Company determined the necessity of restating its financial statements for the years ended December 31, 2010 and December 31, 2011, the subsequently filed interim 2011 and 2012 Quarterly Reports, and that the previously filed financial statements for the years ended December 31, 2009, 2008, 2007 and 2006 should not be relied upon as correct statements of the Company's financial condition and results of operations for those periods.

The Company filed financial statements through the year ended December 31, 2013 on December 12, 2014. The Company determined that such restatements were necessary as a result of weaknesses in controls related to the timing of certain loan charge-offs, identification and impairment of certain loans and the required additional provisions for loan losses allocated to those loans. Due to the lingering effects of the weaknesses in internal controls over financial reporting causing the restatements, the Company has been unable to complete its financial statements for the year ended December 31, 2014 and the quarters ended March 31, 2014, June 30, 2014, September 30, 2014, March 31, 2015, June 30, 2015 and September 30, 2015. The Company will file the financial statements as soon as practicable.

Part IV - Other Information

  Name and telephone number of person to contact in regard to this notification

Daniel Thompson	505	662-1045
(Name)	(Area Code)	(Telephone Number)

  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?

Yes	No	√
  If answer is no, identify report(s).
  The Company's Form 10-Qs for the quarters ended March 31, 2014, June 30, 2014, September 30, 2014, March 31, 2015, June 30, 2015 and September 30, 2015 and the Company's Form 10-K for the year ended December 31, 2014 have not been filed due to the ongoing review of its financial statements.

  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes	√	No
  If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
  Due to the restatement required on prior periods, the Company is not able to provide a reasonable estimate of the changes in the results of operations at this time. The Company anticipates that it will file the Forms 10-Q for March 31, 2015, June 30, 2015, and September 30, 2015 and Form 10-K for December 31, 2014, as soon as practicable.

Trinity Capital Corporation
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized

Date:	11-17-2015	By /s/	Daniel W. Thompson	Title:	Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

Attention

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).